Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2020
Balance Sheet Components
Schedule of accounts receivables, net

Accounts receivables, net consist of the following (in thousands):

	December 31,
	2020	2019
Accounts receivable	$14,855	$12,330
Allowance for doubtful accounts	(876)	(467)
Accounts receivable, net	$13,979	$11,863

Schedule of Inventories, net

Inventories, Net

Inventories, net of reserve, consist of the following (in thousands):

	December 31,
	2020	2019
Raw materials	$6,876	$12,374
Work-in-process	4,347	1,748
Finished goods	6,909	5,629
Total inventories	18,132	19,751
Less inventories not deemed to be current, included in other assets	—	4,764
Inventories, included in current assets	$18,132	$14,987

Schedule of prepaid and other current assets

Prepaid and other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses and deposits	$5,698	$3,045
Due from contract manufacturers and vendors	2,944	4,068
Prepaid taxes	1,612	2,122
Contract assets	2,813	—
Receivable from warrant exercises	9,074	—
Other	178	3,683
Total prepaid and other current assets	$22,319	$12,918

Schedule of property, plant and equipment, net

Property, plant and equipment, at cost, consist of the following (in thousands):

	December 31,
	2020	2019
Land	$—	$2,340
Building	—	3,142
Machinery and equipment	32,688	30,082
Building improvements	—	4,194
Leasehold improvements	5,905	5,581
Furniture and fixtures	1,479	1,431
Vehicles	360	759
Software	1,357	1,343
Assets under construction	641	170
	42,430	49,042
Less: accumulated depreciation and amortization	(25,625)	(22,764)
Property, plant and equipment, net	$16,805	$26,278

Capital lease equipment	$888	$888
Less: accumulated depreciation	(381)	(203)
Capital lease equipment, net	$507	$685

The aggregate depreciation and amortization related to property, plant and equipment was as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Depreciation and amortization on property, plant and equipment	$8,009	$7,805	$6,791
Depreciation on capital lease equipment	178	122	81

Schedule of intangible assets, net

Intangible assets, net, consist of the following (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2020:
Developed technology	$1,200	$573	$627
As of December 31, 2019:
Developed technology	$1,170	$188	$982

Schedule of amortization of intangible assets	Amortization of intangible assets is as follows (in thousands):
	Year Ended December 31,
	2020	2019	2018
Amortization of intangible assets	$385	$188	$—

Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued payroll expenses	$11,877	$10,537
Accrued manufacturing costs	8,003	3,344
Accrued transaction costs	25,057	—
Accrued professional and consulting fees	965	5,572
Accrued warranty costs	2,204	4,322
Accrued taxes	1,074	944
Refund liabilities	—	4,878
Other	1,169	1,563
Total accrued expense and other current liabilities	$50,349	$31,160

Schedule of long-term liabilities

Long-term liabilities consisted of the following (in thousands):

	December 31,
	2020	2019
PPP Loan	$10,000	$—
Contract liabilities, long-term	14,732	903
Other	1,195	1,322
Total long-term liabilities	$25,927	$2,225